Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	$ 23,664	$ 23,503
Goodwill	117,908	110,479
Intangible assets	41,985	40,034
Investments in associates	5,002	4,612
Investment securities	161	168
Deferred tax assets	2,708	2,493
Pensions and similar obligations	150	42
Income tax receivables	444	470
Derivatives	145	261
Trade and other receivables	1,871	1,577
Total non-current assets	194,039	183,637
Current assets
Investment securities	306	221
Inventories	5,107	5,020
Income tax receivables	785	727
Derivatives	583	554
Trade and other receivables	6,161	5,270
Cash and cash equivalents	11,638	11,174
Assets classified as held for sale	190	33
Total current assets	24,769	22,999
Total assets	218,808	206,637
Equity
Issued capital	1,736	1,736
Share premium	17,620	17,620
Reserves	17,803	12,304
Retained earnings	50,128	46,577
Equity attributable to equity holders of AB InBev	87,287	78,237
Non-controlling interests	10,449	10,463
Total equity	97,736	88,700
Non-current liabilities
Interest-bearing loans and borrowings	72,128	70,720
Pensions and similar obligations	1,275	1,296
Deferred tax liabilities	11,400	11,321
Income tax payables	206	284
Derivatives	293	68
Trade and other payables	869	797
Provisions	425	385
Total non-current liabilities	86,596	84,871
Current liabilities
Bank overdrafts	14	0
Interest-bearing loans and borrowings	885	1,449
Income tax payables	1,825	1,805
Derivatives	6,104	5,817
Trade and other payables	25,455	23,804
Provisions	192	191
Total current liabilities	34,475	33,066
Total equity and liabilities	$ 218,808	$ 206,637